UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21865
                                                      ---------

                               Nakoma Mutual Funds
               (Exact name of registrant as specified in charter)

                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
               (Address of principal executive offices)(zip code)

                                Daniel S. Pickett
                         Nakoma Capital Management, LLC
                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (608) 831-8814
                                                           --------------
                         Date of fiscal year end: May 31
                                                  ------
                     Date of reporting period: May 31, 2007
                                               ------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NAKOMA MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2007

FUND ADVISER
NAKOMA CAPITAL MANAGEMENT LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS.........................................................1

MANAGEMENT DISCUSSION AND ANALYSIS.............................................2

PERFORMANCE....................................................................5
     Growth of a 10,000 Investment.............................................5
     Total Returns.............................................................5
     Fees and Expense Example..................................................6

SUMMARY OF INVESTMENTS.........................................................7

SCHEDULE OF INVESTMENTS........................................................8

STATEMENT OF ASSETS AND LIABILITIES...........................................10

STATEMENT OF OPERATIONS.......................................................11

STATEMENT OF CHANGES IN NET ASSETS............................................12

FINANCIAL HIGHLIGHTS..........................................................13

NOTES TO FINANCIAL STATEMENTS.................................................14

ADDITIONAL NOTES..............................................................18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................20

APPROVAL OF INVESTMENT ADVISORY AGREEMENT.....................................21

TRUSTEES AND OFFICERS.........................................................23

ADDITIONAL INFORMATION........................................................24

This report contains the current opinions of the manager and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, the Fund's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.


INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, AND FEES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR THIS AND OTHER IMPORTANT INFORMATION, OR TO OBTAIN A FUND PROSPECTUS, CALL 1-866-662-5662 AND READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


(This document must be accompanied or preceded by a prospectus.)

                              NAKOMA MUTUAL FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


     Dear Shareholder:

     The Nakoma Absolute Return Fund (the "Fund") returned 5.95% from the date the Fund began investing in line with its investment objectives on December 18, 2006 through May 31, 2007, its first fiscal year end. Long holdings gained about 11%, while short hedges cost about 5%. During the same period, the S&P 500(R) gained 8.18% and the 10-year Treasury Note returned -1.23%. Over the period, the volatility of the Fund was less than one-half that of the S&P 500(R) with an annualized standard deviation of 5% versus the S&P 500(R) annualized standard deviation of 13%. The objective of the Fund is to produce positive rates of return with low volatility, independent of market conditions. While the performance period has been short, on balance we are pleased with results to date.

     As we enter the second fiscal year of trading for the Fund, we are pleased to report that the growth in assets is on target. The Fund is currently available on most major adviser platforms and should be available for purchase in all fifty states by the end of July 2007. As we had hoped, outsourcing many administrative functions has enabled our investment team to remain focused in pursuit of the Fund's absolute return, low volatility return objective. We thank you for your support in our inaugural year and look forward to working with you in fiscal 2008.

/s/Dan Pickett
Dan Pickett
Chief Investment Officer
Nakoma Capital Management LLC

                              NAKOMA MUTUAL FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
--------------------------------------------------------------------------------

MARKET REVIEW

Economic reports were mixed during the period-generally weakening during the first calendar quarter before strengthening in April and May. The recent strength has led some economists to suggest that the mid-cycle economic slowdown since late last year has run its course. At the same time, inflation statistics, while still at the high end of the Federal Reserve Board's 1.5% to 2.5% comfort zone, have been favorable and commodity prices stable. The consensus among economists is that the Federal Reserve Board will hold short-term interest rates steady for the balance of the calendar year.

The improving economic environment contributed to strength in economically sensitive stock market sectors with Industrials and Materials sector stocks among the best performers. Energy sector stocks also performed well, despite a modest decline in crude oil prices during the period. Financials and Consumer sector stocks were the worst performers, as weakness in housing has pressured consumer spending.


FUND PERFORMANCE REVIEW

Among the best performers during the period were long holdings in Information Technology companies that benefit from strong secular growth opportunities like the demand for high performance glass used in flat panel displays of LCD TVs and the demand for polysilicon, the raw material used in the manufacture of solar panels. A number of other Consumer and Information Technology ideas also performed well. In each instance, an opportunity arose when short-term concerns pressured the share prices of companies that our analysis indicated had outstanding long-term potential. As it became evident that the individual concerns were indeed contained, the stock prices recovered nicely. Finally, the Fund benefited when takeover proposals for two relatively large holdings led to sharp increases in their share prices.

Due to the strength in the stock market over the period, our short hedges were a drag on performance. Despite a modest decline in crude oil prices, oil stocks rose sharply-generating losses from our short positions in oil company shares. Also, our short positions in Information Technology companies leveraged to semiconductor capital spending detracted from results. While we are disappointed with the performance of our shorts, we are not surprised. Maintaining an active short position in the Fund is an important tool we use in managing the Fund's volatility and provides protection in the event of broad market weakness. In addition, individual short positions often allow us to hedge specific Fund risk exposures and be more aggressive with long holdings. A good current example of this is in Information Technology, where our larger long positions significantly outperformed our smaller short positions.


INVESTMENT PROCESS REVIEW

The Fund's investment approach is comprised of three integrated processes: dynamic asset allocation, fundamental stock selection and risk management.

With respect to dynamic asset allocation, we assess trends in stock and bond markets. When the underlying economic drivers in the stock or bond market are positive, we will increase the Fund's allocation to the market that benefits from the favorable environment and decrease the amount invested in markets expected to decline. This allocation process is designed to determine the Fund's targeted net equity exposure.

Our fundamental stock selection process is designed to identify companies with the potential for positively or negatively surprising business results over a six- to eighteen-month time horizon. For each stock, we monitor key business drivers (macro-economic, secular trends, industry dynamics and company specific events) that we believe will affect the underlying company's business over the investment time horizon. We believe that when a company's key drivers exceed expectations, the company's share price can be expected to increase until investor expectations and actual company performance converge.

                              NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------

Conversely, if a company's results fall short of investors' expectations, its share price may decrease until expectations converge with actual performance. Our analysis of each opportunity (long or short) considers the level of investor expectations in assessing the potential reward for a correct call versus the potential loss for an error. Therefore, the strategy is not short-term trading oriented. Rather, it relies on our fundamental analysis of a company's future business prospects.

Our risk management process analyzes the sources of volatility in the portfolio (e.g., sector, capitalization, style, interest rate sensitivity, etc.) in an effort to match Fund risk exposures with our overall market view and avoid unintended risk exposures. Additional risk management techniques are employed in a further effort to achieve our low volatility return objective.


CURRENT OUTLOOK

The Fund's net market exposure results from the flow of ideas as well as our ongoing dynamic asset allocation process. The following discussion summarizes our current analysis of economic and corporate activity, interest rates and inflation indicators, and market dynamics relative to market expectations and investor sentiment. In short, slow, but steady economic growth in 2007 and stable interest rates favor a moderate market exposure, while investor sentiment is neutral. At the end of May, the Fund was 100% invested with 57% held long and 43% sold short, leaving a net exposure of 14%.

Economists are forecasting moderate economic growth in 2007. Weakness in residential housing, a continued decline in mortgage equity withdrawals (cash taken out from mortgage refinancing), peaking corporate profit margins and the delayed effect of 17 Federal Reserve Board (the "Fed") rate hikes all contribute to the low single-digit rate of growth forecasted- slower than in recent years, but still positive. Recent weakness in the U.S. dollar should contribute to the profits of international companies based in the U.S. Not only will a weaker dollar improve the competitive position of U.S. companies, but foreign sales translated into U.S. dollars benefit from the dollar depreciation. Uncertain tax policy and an extended election cycle are a risk. Most expect gridlock in the new Democrat-led U.S. Congress. With President Bush's tax cuts scheduled to expire in 2010, the status quo will eventually lead to lower returns for equity investors. In addition, with the 2008 election season already in full swing, we are likely to face a plethora of populist proposals that should, on balance, be negative for the equity markets.

Fed policy remains neutral and interest rate forecasts benign. The Fed has held the Federal funds rate steady since June 2006. The current neutral Fed policy is characterized as "data-dependent" with most economists interpreting recent policy statement changes favorably. Should the Fed move toward the inflation targeting approach favored by Chairman Bernanke, i.e., CPI (core) of 1 - 2% over a one- to two-year period, the Fed may hold rates steady longer than most expect. At the same time, commodity price forecasts are mixed. Many oil analysts expect price stability in 2007, although a few oil bulls continue to call for a return to previous highs. Other commodity price forecasts depend upon global economic activity with most economists anticipating only moderate price changes. Protectionism and credit trends could surprise investors. The weak U.S. dollar and risk of protectionist rhetoric from Congress, especially during the extended election cycle, could lead to interest rate surprises. Similarly, credit spreads could widen from their current low levels should credit quality deteriorate as often occurs when the economy slows. An increase in delinquencies already evident in the sub-prime mortgage market could spread to higher quality credits.

Investor sentiment measures are mixed. While the sharp equity market decline at the end of February temporarily suggested market pessimism had reached a level that has historically been associated with good subsequent performance, the relatively quick recovery has returned most sentiment indicators to neutral levels. While longer-term measures of value continue to suggest stocks are attractive, one potential offset to this is the potential for a deceleration in economic activity to lead to disappointing earnings. The relative attractiveness of stocks, generally low level of interest rates and significant flow of capital into private equity and mergers-oriented funds continues to support a robust mergers and acquisitions environment.

                              NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------


CURRENT FUND EXPOSURES

Specific investment ideas are developed one at a time through our fundamental stock selection process. In addition, we monitor exposures that affect a cross section of stocks in the portfolio as an active part of our risk management process. Understanding the relationships between stocks helps us evaluate the Fund's exposure to unexpected events. The Fund's current broad sector exposures are described below.

Energy (Short) remains a major portfolio exposure. We believe that investors are underestimating the growth in supply in the energy markets. Concerns about various geo-political risks (Iraq, Iran, Nigeria, etc.) have supported higher prices than we believe are sustainable given inventory levels which remain above normal. To the extent the economy slows, oil demand should slow as well, which will exacerbate the inventory situation. We expect that Energy sector stock prices will follow the decline in commodity prices and maintain a short position in the Fund. Our Energy positions offer a partial hedge to the Consumer Discretionary positions described below.

Health Care (Long) remains an important exposure for the Fund. The relative earnings stability in this group should be increasingly valued as the economy slows. We think that stock prices already discount the reasonable concern about the industry's exposure to increased government regulation and the prospect for price controls.

Information Technology (Net Long, but hedged) is also a significant exposure for the Fund. Our long emphasis is on a broadband and communications leader as well as low beta services-oriented companies. We maintain a short hedge using semiconductor and equipment companies that we expect will suffer from a reduction in pricing and orders for new equipment related to weakening demand and relatively high inventories.

Asset Management (Long) is a significant exposure for the Fund. Positions are concentrated in beneficiaries of secular growth in demand for asset management services. These firms are relatively insulated from an economic slowdown.

Mortgage-Related (Short) remains a significant exposure for the Fund. Short positions are held in mortgage-related stocks we expect to suffer from declining volumes related to higher interest rates and increasing regulatory lending standards as well as further credit quality deterioration.

Housing (Short) remains a related key exposure in the Fund. We do not believe the housing sector has bottomed and continue to expect additional weakness to be revealed when the normal spring pick up in activity falls short of market expectations.

Consumer Discretionary (Net Short, but hedged) remains a key theme for the Fund. While we are not as pessimistic about consumer spending as the most bearish analysts, we believe consumers will have a difficult time maintaining their recent spending pace. Lower energy prices will offset some of the effects of weaker housing and the reduction in cash extracted from mortgage refinancing, but not all. Shorts are positioned in companies offering premium priced discretionary items at risk in a slowdown. Our Consumer Discretionary positions provide a partial hedge to our Energy positions.

                              NAKOMA MUTUAL FUNDS

PERFORMANCE
--------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT (1)
-------------------------------
For the period 12/18/2006 through 5/31/2007

This graph compares a $10,000
investment in the Fund with the
performance of the S&P 500(R) and
the 10-year Treasury Note. The
Fund's performance includes the
reinvestment of all dividend and
capital gain distributions.


                                                 S&P 500            10-Year
                                                  Index           Treasury Note
                                 $$                 $$                 $$
       Date                 Nakoma Fund          Benchmark         Benchmark
       ----                -----------          ----------          ---------
Fund Incept 12/18/06          10,000              10,000             10,000
    12/31/2006                10,040               9,946              9,839
    1/31/2007                 10,160              10,096              9,784
    2/28/2007                 10,140               9,899             10,032
    3/31/2007                 10,240              10,010              9,998
    4/30/2007                 10,560              10,453             10,052
    5/31/2007                 10,595              10,818              9,877


TOTAL RETURNS (1)
--------------

For the period ended 5/31/2007


           AVERAGE TOTAL RETURNS (2)                S&P          10-Yr.
                                       Fund        500(R)    Treasury Note
                                  ----------------------------------------------
Since Operations
Commenced (12/18/2006)                  5.95%      8.18%       -1.23%
1-Year                                    N/A        N/A          N/A
5-years                                   N/A        N/A          N/A
10-years                                  N/A        N/A          N/A
--------------------------------------------------------------------------------
Final Value of a
$10,000 Investment                    $10,595    $10,818       $9,877


Pursuant to an expense limitation agreement between Nakoma Capital Management LLC, the Fund's investment adviser (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb Fund expenses through December 15, 2007 to limit expenses to 1.99% (excluding interest, dividend expense, taxes, transaction costs and extraordinary expenses), which has resulted in higher returns. Without these waivers, returns would have been lower. You can obtain performance data current to the most recent month end (available within seven business days after the most recent month end) by calling 1-866-662-5662 or visiting www.nakomafunds.com.



         (1) The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund share. As of December 15, 2006, gross expenses for the fiscal year ended May 31, 2007, were 2.93%.

         (2) Information shown reflects values using the rates of return for the period December 18, 2006 (the first day of security trading) through May 31, 2007.

                              NAKOMA MUTUAL FUNDS

FEES AND EXPENSE EXAMPLE (Unaudited)
--------------------------------------------------------------------------------

       Shareholders of the Fund incur two types of costs: (1) transaction costs and (2) operating costs, including management fees, distribution fees and other Fund expenses. The following Example is intended to help investors understand the operating costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period December 18, 2006 through May 31, 2007.

Actual Expenses

       The first line of the table below provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Divide your account value by $1,000, then multiply that result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

       The second line of the table below provides information about hypothetical account values and expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to the cost of investing in other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

       The expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NAKOMA ABSOLUTE RETURN FUND           Beginning            Ending Account
                                    Account Value               Value            Annualized            Expenses Paid
                                   (Dec. 18, 2006)         (May 31, 2007)      Expense Ratio (1)       During Period (2)

Actual                               $1,000.00                $1,059.50             2.45%                  $11.39
Hypothetical
(5% return before expenses)          $1,000.00                $1,013.94             2.45%                  $11.14


         (1) This ratio includes the dividend expense from securities sold short. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb Fund expenses to ensure that the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, do not exceed 1.99% of the Fund's average daily net assets through December 15, 2007.

         (2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 165/365 (to reflect the partial inception year). Information shown reflects values using the expense ratios for the period December 18, 2006 (the first day of security trading) through May 31, 2007.

                              NAKOMA MUTUAL FUNDS


SUMMARY OF INVESTMENTS - MAY 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


EQUITY HOLDINGS (% of Net Assets) *
---------------------------------

[BAR CHART]


                                                    LONGS            SHORTS
--------------------------------------------------------------------------------
Materials                                           2.6%                -

Consumer Staples                                    3.1%                -

Telecommunication Services                          3.3%                -

Industrials                                         4.1%             -1.1%

Consumer Discretionary                              4.2%            -17.2%

Financials                                         10.3%             -4.7%

Energy                                                -              -7.9%

Information Technology                             13.1%            -11.9%

Health Care                                        16.3%                -


* Excludes net cash and short-term investments.





The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

SCHEDULE OF INVESTMENTS - May 31, 2007
--------------------------------------------------------------------------------


COMMON STOCKS-57.0%

Description                                            Shares       Value
--------------------------------------------------------------------------------
Consumer Discretionary-4.2%

   Hotels, Restaurants & Leisure-1.0%
    International Game Technology                      4,170      $ 167,592
                                                                -----------
   Internet & Catalog Retail-3.2%
    NutriSystem, Inc. (1)                              8,030        526,126
                                                                -----------
                                                                    693,718
                                                                -----------
Consumer Staples-3.1%
   Food & Staples Retailing-3.1%
    CVS Corp                                          13,440        517,978
                                                                -----------
Financials-10.3%
   Capital Markets-6.0%
    Affiliated Managers Group, Inc. (1)                4,490        584,598
    Legg Mason, Inc.                                   4,130        417,254
                                                                -----------
                                                                  1,001,852
                                                                -----------
Diversified Financial Services-2.0%
   Portfolio Recovery Associates, Inc.                  5,530       327,376
                                                                -----------
Insurance-2.3%
   American International Group, Inc.                   5,320       384,849
                                                                -----------
                                                                  1,714,077
                                                                -----------
Health Care-16.3%
   Biotechnology-2.9%
    Medimmune, Inc. (1)                                 8,450       489,086
                                                                -----------
   Health Care Equipment & Supplies-4.4%
    Hologic, Inc. (1)                                   7,380       399,184
    NuVasive, Inc. (1)                                 12,980       336,961
                                                                -----------
                                                                    736,145
                                                                -----------
   Health Care Provider & Services-5.0%
    AMN Healthcare Services, Inc. (1)                  15,700       353,564
    UnitedHealth Group, Inc.                            8,730       478,142
                                                                -----------
                                                                    831,706
                                                                -----------
   Life Sciences Tools & Services-2.5%
    Thermo Fisher Scientific, Inc. (1)                  7,600       414,960
                                                                -----------
   Pharmaceuticals-1.5%
    Forest Laboratories, Inc. (1)                       5,060       256,593
                                                                -----------
                                                                  2,728,490
                                                                -----------
Industrials-4.1%
   Aerospace & Defense-4.1%
    Boeing Co.                                          3,400       342,006
    Taser International, Inc. (1)                      32,550       343,077
                                                                -----------
                                                                    685,083
                                                                -----------
Information Technology-13.1%
   Communications Equipment-5.2%
    Cisco Systems, Inc. (1)                            16,320       439,334
    Corning, Inc. (1)                                  17,030       425,750
                                                                -----------
                                                                    865,084
                                                                -----------

   IT Services-3.0%
    Alliance Data Systems Corp. (1)                     6,360       495,571
                                                                -----------
   Semiconductors & Semiconductor Equipment-3.4%
    MEMC Electronic Materials, Inc. (1)                 4,800       291,744
    Varian Semiconductor Equipment Assoc., Inc. (1)     6,645       280,087
                                                                -----------
                                                                    571,831
                                                                -----------

Description                                            Shares      Value
--------------------------------------------------------------------------------

Information Technology - continued

   Software-1.5%
    Amdocs Limited (1)                                  6,470   $   251,489
                                                                -----------
                                                                  2,183,975
                                                                -----------
Materials-2.6%
   Chemicals-2.6%
    Du Pont (E. I.) de Nemours and Co                   8,320       435,302
                                                                -----------
Telecommunication Services-3.3%
   Diversified Telecommunication-3.3%
    AT&T, Inc                                          13,280       548,995
                                                                -----------

TOTAL COMMON STOCKS
   (Cost $8,433,638)                                              9,507,618
                                                                -----------

SHORT-TERM INVESTMENTS-45.6%

UMB Bank Money Market
   Fiduciary 3.699% (2)(3)                          7,607,175     7,607,175
                                                                -----------
Total Short-Term Investments                                      7,607,175
   (Cost $7,607,175)                                            -----------

Total Investments-102.6%                                         17,114,793
   (Cost $16,040,813)                                           -----------
Liabilities in excess of other assets-(2.6)%                       (427,299)

Total Net Assets-100.0%                                         $16,687,494
                                                                ===========




(1)  Non-income producing security.

(2) Variable rate security; the coupon rate represents the rate at May 31, 2007.

(3) As of the period ended May 31, 2007, 3,451,360 shares valued at $3,451,360 were held in a segregated account as collateral for securities sold short.




The accompanying notes are an integral part of the financial statements.

                               NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------


                       SCHEDULE OF SECURITIES SOLD SHORT

Description                                            Shares       Value
--------------------------------------------------------------------------------

Consumer Discretionary
   Automobiles
    Harley-Davidson Inc                                 2,710   $   165,554
    Winnebago Industries, Inc.                          5,670       175,770
                                                                -----------
                                                                    341,324
                                                                -----------

   Hotels, Restaurants & Leisure
    CBRL Group, Inc                                     5,200       233,688
    Dover Downs Gaming & Entertainment, Inc.           26,550       388,161
    Starbucks Corp. (1)                                 6,180       178,046
                                                                -----------
                                                                    799,895
                                                                -----------

   Household Durables
    Centex Corp                                         5,200       251,472
    Ethan Allen Interiors, Inc.                         4,470       162,306
    MDC Holdings, Inc.                                  4,980       270,613
    Meritage Homes Corp. (1)                            4,400       152,636
                                                                -----------
                                                                    837,027
                                                                -----------

   Internet & Catalog Retail
    NetFlix, Inc. (1).                                  5,600       122,752
                                                                -----------
   Leisure Equipment & Products
    Polaris Industries, Inc.                            4,150       228,623
                                                                -----------
   Specialty Retail
    AutoZone, Inc. (1)                                  1,300       167,219
    Cabela's, Inc. Class A (1)                          8,960       206,438
    Sherwin Williams Co.                                2,800       189,392
                                                                    563,049
                                                                -----------
                                                                  2,892,670
                                                                -----------
Energy
   Oil, Gas & Consumable Fuels
     Anadarko Petroleum Corp.                           4,500       223,425
     Hess Corp.                                         3,500       207,270
     Marathon Oil Corp.                                 2,000       247,620
     Oil Services HOLDRs Trust                          2,400       406,920
     United States Oil Fund LP (1)                      4,600       224,894
                                                                -----------
                                                                  1,310,129
                                                                -----------
Financials
   Capital Markets
    Lehman Brothers Holdings, Inc.                      1,240        90,992
                                                                -----------
   Thrifts & Mortgage Finance
    Countrywide Financial Corp.                         4,610       179,513
    FirstFed Financial Corp. (1)                        4,520       291,404
    Washington Mutual, Inc.                             4,910       214,665
                                                                -----------
                                                                    685,582
                                                                -----------
                                                                    776,574
                                                                -----------
Industrials
   Commercial Services & Supplies
    ACCO Brands Corp. (1)                               7,620       190,577
Information Technology
   Communications Equipment
    Motorola, Inc.                                      7,280       132,423
    Nortel Networks Corp. (1)                           7,690       200,555
    Research In Motion Limited RIM                      1,220       202,618
                                                                -----------
                                                                    535,596
                                                                -----------

Description                                            Shares       Value
--------------------------------------------------------------------------------

Information Technology--continued

   Semiconductors & Semiconductor Equipment
    Applied Materials, Inc.                            10,240   $   195,584
    Lam Research Corp. (1)                              2,830       151,858
    Novellus Systems, Inc. (1)                          4,470       137,184
    Nvidia Corp. (1)                                    4,400       152,548
    Semiconductor HOLDRS Trust                          7,900       289,456
    STMicroelectronics N.V.                            11,500       221,720
                                                                -----------
                                                                  1,148,350
                                                                -----------
   Software NAVTEQ Corp. (1)                            6,860       293,814
                                                                -----------
                                                                  1,977,760
                                                                -----------
TOTAL SECURITIES SOLD SHORT Proceeds $6,895,452                 $ 7,147,710
                                                                -----------








(1)  Non-income producing security.

(2) Variable rate security; the coupon rate represents the rate at May 31, 2007.

(3) As of the period ended May 31, 2007, 3,451,360 shares valued at $3,451,360 were held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2007
--------------------------------------------------------------------------------


                          NAKOMA ABSOLUTE RETURN FUND


Assets
  Investments, at value (cost $16,040,813)                                                     $17,114,793
  Deposit at broker for securities sold short                                                    6,969,358
  Interest and dividends receivable                                                                 34,433
  Receivable from Investment Adviser                                                                 5,515
  Prepaid expenses                                                                                  12,995
                                                                                               -----------
    Total assets                                                                               $24,137,094
                                                                                               -----------
Liabilities
  Securities sold short, at value (proceeds of $6,895,452)                                       7,147,710
  Payable for investments purchased                                                                245,521
  Dividends payable on securities sold short                                                         4,014
  Accrued expenses and other liabilities                                                            52,355
                                                                                               -----------
    Total liabilities                                                                            7,449,600
                                                                                               -----------
  Net Assets                                                                                   $16,687,494
                                                                                               ===========

Net Assets Consist of
  Paid in capital                                                                              $16,036,006
  Undistributed net investment income                                                               67,460
  Accumulated net realized loss on investments and securities sold short - net                    (237,694)
  Net unrealized appreciation (depreciation) on:
    Investments                                                                                  1,073,980
    Securities sold short                                                                         (252,258)
                                                                                               -----------
  Net Assets                                                                                   $16,687,494
                                                                                               ===========
Net assets                                                                                     $16,687,494
Shares outstanding (no par value, unlimited shares authorized)                                     787,633

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                                                                     $21.19
                                                                                               ===========



The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

STATEMENT OF OPERATIONS - For the Period Ended May 31, 2007*
--------------------------------------------------------------------------------


                          NAKOMA ABSOLUTE RETURN FUND


INVESTMENT INCOME
 Interest                                                             $ 146,222
 Dividends                                                               24,898
                                                                      ---------
   Total investment income                                            $ 171,120
                                                                      ---------
OPERATING EXPENSES
  Investment advisory fees                                               66,512
  Professional fees                                                      60,757
  Transfer agent fees and expenses                                       24,500
  Fund administration and accounting fees                                16,952
  Custody fees                                                           10,840
  Reports to shareholders                                                 9,000
  Trustees' fees and related expenses                                     8,000
  Federal and state registration fees                                     6,481
  Other                                                                  30,655
                                                                      ---------
    Total operating expenses                                          $ 233,697
                                                                      ---------
  Less expenses paid indirectly by the Investment Adviser              (145,458)
  Dividend expense on securities sold short                              20,236
                                                                      ---------
Net expenses                                                            108,475
                                                                      ---------
NET INVESTMENT INCOME                                                  $ 62,645
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
   Investments                                                            8,845
   Securities sold short                                               (246,539)
   Change in unrealized appreciation on
    investments and securities sold short                               821,722
                                                                      ---------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS                           $ 584,028
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 646,673
                                                                      =========




* Fund commenced operations on August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.





The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                           NAKOMA ABSOLUTE RETURN FUND



                                                            For the Period Ended
                                                                May 31, 2007*

OPERATIONS
  Net investment income                                           $62,645
  Net realized gain (loss) on:
   Investment securities                                            8,845
   Securities sold short                                         (246,539)
  Change in unrealized appreciation on
   investments and securities sold short                          821,722
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 646,673
                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions to shareholders from net investment income           (819)
  Distributions to shareholders from net realized gains                 -
                                                              -----------
Change in net assets resulting from
   distributions to shareholders                                     (819)
                                                              -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    15,961,998
  Reinvestment of distributions                                       819
  Amounts paid for shares redeemed                                (21,177)
                                                              -----------
  Net increase in net assets resulting from
   capital share transactions                                  15,941,640
                                                              -----------
TOTAL INCREASE IN NET ASSETS                                  $16,587,494
                                                              ===========
NET ASSETS
   Beginning of period                                            100,000
                                                              -----------
   End of period                                              $16,687,494
                                                              ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                  $ 67,460
                                                              ===========
CAPITAL SHARE TRANSACTIONS
  Shares sold                                                     783,605
  Shares issued in reinvestment of distributions                       41
  Shares redeemed                                                  (1,013)
                                                              -----------
  Net increase from capital share transactions                    782,633
                                                              -----------
  Shares outstanding, beginning of period                           5,000
                                                              -----------
  Shares outstanding, end of period                               787,633
                                                              ===========

* Fund commended operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.




    The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Per Share Data for the Period Presented



                       NAKOMA ABSOLUTE RETURN FUND

For the Period Ended May 31:
--------------------------------------------------------------------------------

                                                                           2007*
                                                                           -----
Net Asset Value,
Beginning of Period                                                       $20.00

Income From Investment Operations
  Investment income                                                         0.11
  Net realized and unrealized gain on investments
   and securities sold short                                                1.11
                                                                        --------
    Total income from investment operations                                 1.22
                                                                        --------
Less Distributions
    Dividends from net investment income                                   (0.03)
                                                                        --------
Net Asset Value, End of Period                                           $ 21.19
                                                                        ========
Total Return (1)(2)                                                         5.95%(3)

Supplemental Data and Ratios
  Net assets, end of period (in thousands)                              $ 16,687
  Ratio of expenses to average net assets, excluding dividends
   on securities sold short, net of waived fees (4)(5)                      1.99%
  Ratio of dividend expense on securities sold short to
   average net assets(5)                                                    0.46%
  Ratio of expenses to average net assets, including dividend
   expense on securities sold short, net of waived fees (4)(5)              2.45%
  Ratio of gross expenses to average net assets, gross fees (5)             5.73%
  Ratio of net investment income to average net assets,
   net of waived fees (4)                                                   1.41%
  Ratio of net investment income to average net assets, gross fees         (1.87)%
  Portfolio turnover rate--long positions, excluding short positions (2)      18%



(1) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(2)  Not annualized.

(3) Represents performance beginning on the first day of security trading (December 18, 2006).

(4) Reflects the Adviser's waiver of a portion of its management fees and/or other operating expenses.

(5)  Annualized.



 * Fund commenced operations in August 23, 2006. Fund began investing in line with its investment objectives on December 18, 2006.




    The accompanying notes are an integral part of the financial statements.

                              NAKOMA MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - May 31, 2007
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION MATTERS

     The Nakoma Absolute Return Fund (the "Fund") is a series of Nakoma Mutual Funds (the "Trust"), an open-end, diversified management investment company, organized as a statutory trust in Delaware and registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 23, 2006. The Fund commenced investing in line with its investment objectives on December 18, 2006. The investment adviser to the Fund is Nakoma Capital Management LLC (the "Adviser"), which is registered as an investment adviser with the SEC.

     The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock. The Fund may offer additional classes of shares in the future. Each share represents a proportionate interest in the Fund's assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights.

     The investment objective of the Fund is to seek absolute returns with low volatility independent of equity market conditions. The Fund seeks to implement an "expectations" investment strategy in taking long and short positions in securities. It will invest primarily in equity securities traded in U.S. markets--taking long positions in companies where the Adviser believes operating results will exceed investor's expectations, and establishing short positions in companies that the Adviser believes will disappoint or as hedged offsets to long positions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation

     Securities and other assets will normally be valued as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the "NYSE") is open for trading. Common stocks listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market (collectively, "NASDAQ-traded securities") are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the current bid prices for longs and current asked prices for shorts on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

     Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by the Fund's Board of Trustees (the "Board"). Short-term investments maturing in less than 60 days are valued at amortized cost unless the Board determines that this method does not represent fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. During the period ended May 31, 2007, the Fund has not traded in any securities for which market quotations were not readily available.

     The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. During the period ended May 31, 2007, the Fund has not traded in any such securities.

                              NAKOMA MUTUAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--Continued

Short Sales

     The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposit at broker for securities sold short" on the Statement of Assets & Liabilities.

Securities Transactions

     Pricing is completed each day based upon closing security prices received from one or more authorized independent pricing services. If any security prices are not provided by independent pricing services, prices are obtained manually in accordance with the Fund's pricing policies and procedures.

Distributions

     The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long shares of the Fund have been held by the shareholder. Shareholders have two distribution options: (1) automatic reinvestment of both dividend and capital gains distributions in additional shares of the Fund, or (2) both dividend and capital gains distributions are paid in cash.

Commitments and Contingencies

     In the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders that will be sufficient to relieve it from all or substantially all Federal income taxes.

Distributions to Shareholders

     The character of distributions made during the year from net investment income or net realized gains differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Distributions are recorded on the ex-dividend date. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. For the fiscal period ended May 31, 2007, $5,634 was reclassified from paid-in capital to accumulated undistributed net investment income as a result of these permanent differences.

                               NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------

Use of Estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation

     The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading.

Other

     Investment transactions are accounted for on a trade date basis. Dividend income and dividend expense are recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Net realized gains and losses on securities are computed on the basis of specific security lot identifications.

NOTE 3 - INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of long investments, other than short-term securities, for the Fund for the period ended May 31, 2007, are as follows:


          Other than U.S.                        U.S. Government
      Government Securities                        Securities

  Purchases            Sales                  Purchases        Sales
--------------        -----------           ------------     ----------
  $ 9,423,854          $ 990,061                $ -            $   -

NOTE 4 - INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser

     Nakoma Capital Management LLC is the Trust's investment adviser. An advisory agreement with the Adviser was in effect during the period ended May 31, 2007. Pursuant to this agreement, the Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios, subject to policies adopted by the Fund's Board. The Adviser is also responsible for providing investment research and portfolio management services, and selecting the brokers who execute the Fund's portfolio transactions.

     The Fund pays the Adviser an annual fee equal to 1.5% of the Fund's average daily net assets, computed and paid monthly according to the terms of the advisory agreement. For the fiscal period ended May 31, 2007, the Adviser earned a fee of $66,512 before the reimbursement described below. At May 31, 2007, the Fund was owed $5,515 from the Adviser. Pursuant to a separate expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, do not exceed 1.99% of the Fund's average daily net assets through December 15, 2007. Under the terms of the expense limitation agreement, the Adviser may request a reimbursement of any advisory fees waived or reduced or payment of expenses made by the Adviser within three years following the year to which the waiver, reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement request requires Board

                              NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------

review and approval. The waived fees related to operating expenses subject to recovery at May 31, 2007, were as follows:

                  Amount
               -----------
                 $145,458          Reimbursement request expires May 31, 2010

Officers and Trustees

     Certain officers and trustees of the Trust are affiliated with the Adviser. None of these individuals receives a fee from the Trust for serving as an officer or trustee. The fees and expenses of the independent trustees allocated to the Fund are reflected in the Fund's Statement of Operations. The independent trustees' remuneration for the Fund totaled $8,000 for the period ended May 31, 2007.

NOTE 5 - TAX INFORMATION

     At May 31, 2007, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

     Cost of investments                                           $ 16,048,287
                                                                 ==============
     Proceeds from securities sold short                             (6,887,047)
                                                                 ==============
     Unrealized appreciation                                       $  1,292,159
     Unrealized depreciation                                           (486,316)
                                                                 --------------
     Net unrealized appreciation on investments and
       securities sold short                                       $    805,843
                                                                 ==============

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax character of distributions paid during the fiscal year ended May 31, 2007, was as follows:

Ordinary income                        $ 819
Net long-term capital gains                -
                                   ---------
Total distributions                    $ 819
                                   =========


     As of May 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income       $ 67,460
Undistributed long-term gains              -
                                   ---------
Tax accumulated earnings              67,460
Accumulated capital
 and other losses                   (221,815)

Unrealized appreciation on
 investments and securities
 sold short                          805,843
                                   ---------
Total accumulated earnings         $ 651,488
                                   =========

                              NAKOMA MUTUAL FUNDS

     As of May 31, 2007, the Fund had $221,815 of post-October losses, which are deferred until June 1, 2007, for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's taxable year.

NOTE 6 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting For Uncertainty In Income Taxes, An Interpretation of FASB Statement No. 109" (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all tax positions upon initial adoption. In a December 22, 2006 letter, the SEC indicated that they would not object to mutual funds implementing the Interpretation no later than the last day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not yet quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurement ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes frameworks for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157 on the Fund and has not, at this time, quantified the effect, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

NOTE 7 - BENEFICIAL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under
Section 2(a)(9) of the 1940 Act. As of May 31, 2007, the Associated Trust Co., for the benefit of its customers, owned 84% of the Fund.

NOTE 8 - MARGIN BORROWING AGREEMENT

     The Fund has a margin account with its prime broker, Banc of America Securities, under which the Fund may borrow against the value of its securities, subject to regulatory limitation. Interest accrues at the federal funds rate plus 0.70% (5.95% on May 31, 2007). Interest is accrued daily and paid monthly. The Fund held a deposit of $6,969,358 with the broker for securities sold short at May 31, 2007.

     The Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the Fund's credit risk by monitoring credit exposure and the credit worthiness of the prime broker.


ADDITIONAL NOTES (Unaudited)
--------------------------------------------------------------------------------

NOTE 9 - PROXY VOTING (Unaudited)

     The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Adviser in accordance with the Proxy Voting Guidelines and Procedures (the "Proxy Policies") adopted by the Adviser. A description of these Proxy Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC's website at www.sec.gov.

     Beginning August 31, 2007, the Fund's proxy voting record for the most recent 12-month period ended June 30, 2007, will be available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, and (ii) on the SEC's website at www.sec.gov.

                              NAKOMA MUTUAL FUNDS

NOTE 10 - QUARTERLY PORTFOLIO DISCLOSURES (Unaudited)

     The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund toll-free at 1-866-662-5662, (ii) on the SEC's website at www.sec.gov., and (iii) to review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOTE 11 - SHAREHOLDER TAX INFORMATION (Unaudited)

     For the  period  ended  May 31,  2007,  32.24% of  dividends  paid from net
investment  income  including  short-term  capital  gains,   qualifies  for  the
dividends received deduction available to corporate shareholders of the Fund.

     For the  period  ended  May 31,  2007,  31.23% of  dividends  paid from net
investment  income,   including  short-term  capital  gains  from  the  Fund  is designated as qualified dividend income.

                              NAKOMA MUTUAL FUNDS


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and
Board of Trustees of
Nakoma Absolute Return Fund



We have audited the accompanying statement of assets and liabilities of Nakoma Absolute Return Fund (the "Fund"), a series of the Nakoma Mutual Funds, including the schedule of investments as of May 31, 2007, and the related statements of operations and changes in net assets, and financial highlights for the period August 23, 2006 (commencement of operations) through May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nakoma Absolute Return Fund as of May 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.





COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
July 18, 2007

                              NAKOMA MUTUAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
--------------------------------------------------------------------------------


FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUND

     The Board of Trustees (the "Trustees") for Nakoma Mutual Funds (the "Trust"), including a majority of the Independent Trustees, has the responsibility under the Investment Company Act of 1940, as amended, to approve the Investment Advisory Agreement dated May 19, 2006 (the "Agreement") between the Trust, on behalf of its initial series, the Nakoma Absolute Return Fund (the "Fund"), and Nakoma Capital Management LLC, the Fund's investment adviser (the "Adviser").

     The Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios, subject to policies adopted by the Fund's Board. The Adviser is also responsible for providing investment research and portfolio management services, and selecting the brokers who execute the Fund's portfolio transactions. At its own expense and without reimbursement from the Fund, the Adviser furnishes office space and all necessary office facilities, equipment and executive personnel required to make the investment decisions necessary for managing the Fund and maintaining its organization, including the Fund's president, vice president, treasurer and chief compliance officer.

     At the organizational meeting of the Trust on May 19, 2006, the Trustees considered the initial approval of the Agreement for the Fund. In evaluating whether to approve the Agreement, the Trustees reviewed materials furnished by the Fund's legal counsel, the proposed Fund administrator, and the proposed Adviser in advance of the meeting, including information regarding the Adviser, its personnel, operations and financial condition. The Trustees also received a memorandum from the Fund's legal counsel discussing the legal standards applicable to their consideration of the Agreement. In considering the Agreement, the Trustees evaluated a number of factors they deemed relevant to their determination, including:

o the nature, extent and quality of the services to be provided by the Adviser to the Fund;

o the proposed fees to be charged by the Adviser for investment advisory services under the Agreement;

o the compensation to be received by UMB Fund Services, Inc., the Fund's administrator, fund accountant and transfer agent, UMB Distribution Services, LLC, the Fund's distributor and principal underwriter and UMB Bank, n.a., the Fund's custodian (collectively, "UMB"), relative to the services each will provide to the Fund, and any other benefits that inure to the Adviser and its affiliates as a result of their relationship with the Fund;

o a comparative analysis of the total expense ratios, before and after fee waivers, for the Fund to a relevant peer group of mutual funds;

o the anticipated profitability of the Adviser with respect to the Fund, including the effects of revenues of UMB on such profitability;

o the extent to which economies of scale might be realized as the Fund grows and whether the Fund's advisory fee reflects such economies of scale for the benefit of Fund investors; and

o the disclosures and other information in the Adviser's most recent Form ADV, Part II.

     The Trustees did not identify any single factor as all-important or controlling, and the following summary does not detail all of the matters considered.

                              NAKOMA MUTUAL FUNDS

--------------------------------------------------------------------------------

Nature, Scope and Extent of Services

     The Trustees evaluated the nature, scope and quality of the Adviser's services in light of the Trustee's knowledge of the Adviser, as well as materials and information provided by the Adviser relating to its operations and personnel. Among the items provided by the Adviser was information on the background, education, expertise and experience of the investment and operations personnel of the Adviser, as well as a profile of the Adviser's organizational and management structure. In the course of their deliberations, the Trustees evaluated, among other things, the financial statements of the Adviser; information related to the investment strategy and investment philosophy the Adviser planned to use in managing the Fund; the Adviser's compliance program, including its Code of Ethics; and the Adviser's brokerage practices, including its soft dollar arrangements through which the Adviser obtains access to research services that benefit the Fund as well as other clients of the Adviser. The Trustees considered the Adviser's performance results in managing other collective investment vehicles utilizing long-short, absolute return strategies similar to the one the Adviser will use to manage the Fund.

Advisory Fees and Expense Ratios; Adviser's Profits

     The Trustees also considered the reasonableness of the fee payable to the Adviser for managing the Fund. The Fund will pay the Adviser an annual fee equal to 1.5% of the Fund's average daily net assets, computed and paid monthly according to the terms of the Agreement. Among the information reviewed was comparative information on advisory fees and other fees and expenses for mutual funds from a relevant peer group of mutual funds of comparable size and complexity as selected by Strategic Insight, a third party service provider, and the willingness of the Adviser to waive its fees and/or reimburse some Fund expenses to improve performance for Fund shareholders.

       Pursuant to a separate expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that the Fund's total annual operating expenses do not exceed 1.99% of the Fund's average daily net assets through December 15, 2007. Under the terms of the expense limitation agreement, the Adviser may request a reimbursement of any advisory fees waived or reduced or payment of expenses made by the Adviser within three years following the year to which the waiver, reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement request requires Trustee review and approval. The Adviser informed the Trustees that the Adviser expects to incur losses in managing the Fund during its initial period of operation and that the Fund would not likely generate any profit for the Adviser until its assets grew significantly.

       Based upon the foregoing information, the Trustees concluded that the advisory fee payable by the Fund to the Adviser is fair and reasonable to the Fund. As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously approved the Agreement between the Fund and the Adviser as being in the best interests of the Fund and its future shareholders.

NAKOMA MUTUAL FUNDS

TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------
(As of May 31, 2007)

Information pertaining to the trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Fund's trustees and is available without charge, upon request by calling the Fund at 1-866-662-5662. Except as noted, the address of each trustee and officer is 525 Junction Road, Suite 8600, Madison, WI 53717. Each trustee oversees one portfolio in the Trust.

      Name (Age),             Length
  Position with Fund          of Time                    Principal Occupation(s)                   Other Company Directorships
     and Address              Served(1)                  During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Daniel S. Pickett (43)       Since         Chief Investment Officer/Managing Director, Nakoma      None
Trustee, President,          Inception     Capital Management, 2003 - Present; Managing
Chairman                                   Director/Director of Research, Southridge Capital,
                                           1997 - 2002


Mark A. Fedenia (52)         Since         Managing Director/Portfolio Manager, Nakoma Capital     None
Trustee, Vice President of   Inception     Management, 2003 - Present; Associate Professor of
Investments                                Finance, School of Business, University of Wisconsin-
                                           Madison, 1986 - Present; Director, Applied Security
                                           Analysis Program, School of Finance, UW-Madison,
                                           1986 - 2007
----------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Marla J. Ahlgrimm, R.Ph.(51) Since         Founder and Chair, Women's Health America, Inc., 1993   None
Trustee                      Inception     - Present



John W. Feldt (65)           Since         Senior Vice President - Finance, University of          Director, Thompson Plumb
Trustee                     Inception      Wisconsin Foundation, 1985 - 2007                       Funds, Inc., a mutual fund
University of Wisconsin                                                                            complex for which Mr. Feldt
Foundation                                                                                         oversees 2 portfolios;
1848 University Avenue                                                                             Director, Baird Funds, Inc.,
Madison, WI 53726-4090                                                                             a mutual fund complex for
                                                                                                   which Mr. Feldt oversees
                                                                                                   8 portfolios


Antonio S. Mello (48)        Since         Professor of Finance, School of Business,               None
Trustee                      Inception     University of Wisconsin-Madison, 1995 -
                                           Present; Alliance of BCP, Managing
                                           Director and Head of Corporate
                                           Finance, 2002 - 2002 (on leave from UW-Madison)


Thomas R. Poehling (41)      Since         President, Poehling Capital Management, 2004 -          None
Trustee                      Inception     Present; Financial Adviser, AXA Advisors LLC,
                                           1990 - 2004
----------------------------------------------------------------------------------------------------------------------------------
                                            FUND OFFICERS NOT LISTED ABOVE (2)
----------------------------------------------------------------------------------------------------------------------------------

Robyn K. Rannow (52)        Since          Vice President, Operations and Compliance,              None
Secretary/Treasurer/CCO/    Inception      Nakoma Capital Management, 2004 - Present;
AML Officer                                Development Manager, American Red Cross -
                                           Badger Chapter, 2001 - 2004; Special
                                           Events Manager, American Red Cross -
                                           Badger Chapter, 1999 - 2001; Annual
                                           Giving Manager, American Red Cross -
                                           Badger Chapter, 1995 - 1999



1/ Each trustee serves for an indefinite term, until that person resigns and/or a successor is elected and qualified. Officers are elected by the Board.

2/ Officers of the Fund are "interested persons" as defined by the Investment Company Act of 1940.

                              NAKOMA MUTUAL FUNDS

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



TRUSTEES AND OFFICERS

Dan Pickett                  Chairman, President, Trustee
Marla Ahlgrimm, R.Ph.        Trustee
John Feldt                   Trustee
Antonio Mello                Trustee
Tom Poehling                 Trustee
Mark Fedenia                 VP of Investments, Trustee
Robyn Rannow                 Secretary, Treasurer, Chief Compliance Officer,
                              AML Officer

SYMBOL                       NARFX



ADMINISTRATOR / TRANSFER AGENT /
FUND ACCOUNTANT                                   INVESTMENT ADVISER

UMB Fund Services, Inc.                           Nakoma Capital Management LLC
803 West Michigan Street                          525 Junction Road Suite 8600
Milwaukee, Wisconsin 53233                        Madison, Wisconsin 53717
                                                  www.nakomacapital.com
                                                  www.nakomafunds.com




DISTRIBUTOR                                       LEGAL COUNSEL

UMB Distribution Services, LLC                    Godfrey & Kahn S.C.
803 West Michigan Street                          780 North Water Street
Milwaukee, Wisconsin 53233                        Milwaukee, WI 53202
1-866-662-5662



INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            CUSTODIAN

Cohen Fund Audit Services, Ltd.                   UMB Bank, n.a.
800 Westpoint Parkway Suite 1100                  928 Grand Boulevard 10th Floor
Westlake, Ohio 44145-1594                         Kansas City, Missouri 64106




This report is intended only for the information of shareholders or those who have received the Fund's prospectus, which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.


The Nakoma Absolute Return Fund is distributed by UMB Distribution
Services, LLC.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers from any provisions of the Code. A copy of the Code is filed as Exhibit 12(a)(1) hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on its audit committee who is "independent" within the meaning set forthin Item 3(a)(2) of Form N-CSR: Antonio
S. Mello.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees billed for professional services by the Registrant's principal accountant during the fiscal year 2007 were as follows. This is the Registrant's first year of operations; therefore, there are no fees from the prior fiscal year:

(a) Audit Fees for Registrant. Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Fiscal year ended May 31, 2007              $17,680

 (b) Audit-Related Fees for Registrant. Aggregate fees billed by the for assurance and related services by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not required under "Audit Fees" above.

         Fiscal year ended May 31, 2007              $0

(c) Tax Fees for Registrant. Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for review of Federal and excise tax returns, tax compliance, tax advice and tax planning. The fees paid during the fiscal year-ended May 31, 2007, were comprised of a review of the tax returns, tax notes and other documentation for the filing and returns, along with their underlying schedules, that were prepared by the Registrant's administrator.

         Fiscal year ended May 31, 2007              $2,000


(d) All Other Fees. Aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

         Fiscal year ended May 31, 2007              $0

(e) Audit Committee's pre-approval policies and procedures.

         (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant's investment adviser or any entity controlling, controlled by or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

         (2) During the fiscal year ended May 31, 2007, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) Not applicable.

(g) During the fiscal year ended May 31, 2007, there were no other non-audit services rendered by the Registrant's principal accountant to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant.

(h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on his review, such officer has concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)      (1) Code of Ethics. Filed herewith.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
(Principal Executive Officer and Principal Financial Officer)
July 27, 2007